Marketable Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Amortized cost	$ 270,942	$ 153,470
Unrealized Gains	621	352
Unrealized Losses	(26)	(27)
Fair Value	271,537	153,795
Marketable securities	264,184	146,902	$ 126,449	$ 0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	49,532	56,365
Unrealized Loses	(26)	(27)
Amortized cost due within one year	233,615	95,188
Fair value due within one year	233,992	95,232
Amortized cost due in one to two years	37,327	58,282
Fair value due in one to two years	37,545	58,563
Accrued interest receivable	1,400	1,000
Commercial paper
Marketable Securities [Line Items]
Amortized cost	7,438	53,482
Unrealized Gains	2	23
Unrealized Losses	0	(12)
Fair Value	7,440	53,493
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	2,981	32,137
Unrealized Loses	0	(12)
U.S. Treasuries
Marketable Securities [Line Items]
Amortized cost	75,809	4,896
Unrealized Gains	44	1
Unrealized Losses	(8)	0
Fair Value	75,845	4,897
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	19,778
Unrealized Loses	(8)
U.S. Government agencies
Marketable Securities [Line Items]
Amortized cost	105,490	28,366
Unrealized Gains	203	39
Unrealized Losses	(18)	(7)
Fair Value	105,675	28,398
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	24,278	15,861
Unrealized Loses	(18)	(7)
Corporate bonds
Marketable Securities [Line Items]
Amortized cost	82,205	66,726
Unrealized Gains	372	289
Unrealized Losses	0	(8)
Fair Value	82,577	67,007
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	2,495	8,367
Unrealized Loses	0	(8)
Cash and cash equivalents
Marketable Securities [Line Items]
Fair Value	$ 7,353	6,893
Marketable securities		$ 6,893